Performance Management	Apr. 21, 2026
CapForce IBD 50 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

On March 18, 2026, the shareholders of Innovator IBD® 50 ETF, a series of Innovator ETFs Trust, a Delaware statutory trust (the “Predecessor Trust”) that is registered as an open-end management investment company, approved an Agreement and Plan of Reorganization (the “Plan”) by and between the Predecessor Trust, on behalf of the Predecessor Fund, and the Trust, on behalf of the Fund, pursuant to which the Predecessor Fund would: (i) transfer all of its assets to the Fund in exchange solely for newly issued shares of the Fund and the Fund’s assumption of all of the liabilities of the Predecessor Fund; and (ii) immediately distribute such newly issued shares of the Fund to shareholders of the Predecessor Fund (the “Reorganization”).

As a result of the Reorganization, the Fund has assumed the performance history of the Predecessor Fund. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Innovator Capital Management, LLC. The Predecessor Fund commenced operations on April 8, 2015.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Predecessor Fund) from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index.
Bar Chart [Heading]	The bar chart and table below illustrate the annual calendar year returns of the Predecessor Fund (having assumed the performance of the Predecessor Fund) based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Predecessor Fund) from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index. Prior to November 20, 2017, the Fund was actively managed using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s performance information is accessible on the Fund’s website at capforceetf.com.
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 23.20% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was (31.23)% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.23%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
CapForce IBD® 50 ETF	1 Year	5 Years	10 years	Since Inception (4/8/15)
Return Before Taxes	23.53%	-2.07%	5.26%	3.72%
Return After Taxes on Distributions	22.89%	-2.46%	5.04%	3.53%
Return After Taxes on Distributions and Sale of Fund Shares	13.96%	-1.72%	4.11%	2.86%
IBD® 50 Index (reflects no deduction for fees, expenses or taxes)	24.06%	-1.38%	N/A(1),(2)	N/A(1),(2)
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.71%

(1)	On November 20, 2017, the Predecessor Fund began tracking the IBD® 50 Index. Because the IBD® 50 Index had an inception date of October 27, 2017, performance information is not included above.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for the entire period.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	capforceetf.com
CapForce IBD Breakout Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

On March 18, 2026, the shareholders of Innovator IBD® Breakout Opportunities ETF, a series of Innovator ETFs Trust, a Delaware statutory trust (the “Predecessor Trust”) that is registered as an open-end management investment company, approved an Agreement and Plan of Reorganization (the “Plan”) by and between the Predecessor Trust, on behalf of the Predecessor Fund, and the Trust, on behalf of the Fund, pursuant to which the Predecessor Fund would: (i) transfer all of its assets to the Fund in exchange solely for newly issued shares of the Fund and the Fund’s assumption of all of the liabilities of the Predecessor Fund; and (ii) immediately distribute such newly issued shares of the Fund to shareholders of the Predecessor Fund (the “Reorganization”).

As a result of the Reorganization, the Fund has assumed the performance history of the Predecessor Fund. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Innovator Capital Management, LLC. The Predecessor Fund commenced operations on September 12, 2018.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Predecessor Fund) from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index.
Bar Chart [Heading]	The bar chart and table below illustrate the annual calendar year returns of the Predecessor Fund (having assumed the performance of the Predecessor Fund) based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Predecessor Fund) from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s performance information is accessible on the Fund’s website at capforceetf.com.

The Fund’s highest quarterly return was 32.61% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was (20.54)% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	32.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.54%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	CapForce IBD® Breakout Opportunities ETF
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
CapForce IBD® Breakout Opportunities ETF	1 Year	5 Years	Since Inception (9/12/18)
Return Before Taxes	-6.83%	3.65%	5.79%
Return After Taxes on Distributions	-6.95%	3.37%	5.59%
Return After Taxes on Distributions and Sale of Fund Shares	-4.04%	2.71%	7.15%
IBD® Breakout Stocks Index (reflects no deduction for fees, expenses or taxes)	-5.68%	5.00%	7.15%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.37%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	capforceetf.com